LONG-TERM DEBT	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Notes and other explanatory information [abstract]
LONG-TERM DEBT

10.	LONG-TERM DEBT

Transactions related to the Company’s long-term debt during the transition period ended December 31, 2023, and the years ended October 31, 2023 and 2022, include the following:

	Note
Movement in long-term debt	10.1	10.2	10.3	10.4	10.5	10.6	10.7	Total $
Balance - October 31, 2021	-	600,572	249,064	280,567	150,000	142,997	786,461	2,209,661
Additions to debt	1,250,000	100,000	-	-	-	-	-	1,350,000
Settlement of debt	-	(706,352)	-	-	-	-	-	(706,352)
Interest accretion	-	5,780	79,046	71,443	-	36,594	295,453	488,316
Debt payments	-	-	(25,000)	(25,000)	(150,000)	(12,500)	(520,303)	(732,803)
Balance - October 31, 2022	1,250,000	-	303,110	327,010	-	167,091	561,611	2,608,822
Interest accretion	-	-	96,985	83,752	-	43,006	187,782	411,525
Debt payments	(900,000)	-	(25,000)	(25,000)	-	(12,500)	(669,330)	(1,631,830)
Balance - October 31, 2023	350,000	-	375,095	385,762	-	197,597	80,063	1,388,517
Interest accretion	-	-	18,355	15,418	-	3,811	4,769	42,353
Debt payments	(350,000)	-	(4,167)	(4,167)	-	(125,000)	(84,832)	(568,166)
Balance - December 31, 2023	-	-	389,283	397,013	-	76,408	-	862,704
Current portion	-	-	348,581	355,369	-	76,408	-	780,358
Non-current portion	-	-	40,702	41,644	-	-	-	82,346

10.1	0% Stated Rate Note Payable to PBIC with Original Principal Amount of $800,000 and Harvest-based Payments (Settled)

On April 14, 2022, the Company purchased indoor growing assets from HSCP (Note 6.1). Purchase consideration included a Secured Promissory Note payable with a principal sum of $1,250,000, of which $500,000 was due on August 1, 2022 and $750,000 was due on May 1, 2023, before amendment of the agreement, which is described below. Collateral for the Secured Promissory Note payable is comprised of the assets purchased.

On August 1, 2022, the terms of the Secured Promissory Note between GR Distribution and HSCP, were amended. As amended, the Secured Promissory Note will be fully settled by two principal amounts of $500,000 and $750,000 due on May 1, 2023. Beginning on August 1, 2022, and continuing until repaid in full, the unpaid portion of the First Principal Amount will accrue simple interest at a rate per annum of 12.5%, payable monthly. In the event the Company raises capital, principal payments shall be made as follows. If the capital raise is less than or equal to $2 million, then 25% of the capital raise shall be paid against the First Principal Payment; if the capital raise is greater than $2 million and less than or equal to $3 million, then $250,000 shall be paid against the First Principal Payment; and if the capital raise is greater than $3 million, then $500,000 shall be paid against the First Principal Payment.

On May 1, 2023, the terms of the Secured Promissory Note were amended for a second. Under the second amendment, the Secured Promissory Note will be fully settled in two principal amounts. On May 1, 2023, the $500,000 principal payment plus all accrued but unpaid interest under the first amendment was due and payable. The remaining principal balance of $500,000, which bears no interest, is due and payable as follows: $150,000 due and payable on August 1, 2023; $150,000 due and payable on November 1, 2023; and $200,000 due and payable on December 31, 2023. The balance was fully paid during the transition period ended December 31, 2023.

10.2	0% Stated Rate Note Payable to PBIC with Original Principal Amount of $800,000 and Harvest-based Payments (Settled)

On September 9, 2021, the Company entered into the PBIC Note, an unsecured promissory note agreement with PBIC, a formerly related party, in the amount of $800,000, which was to be fully advanced by September 30, 2021. During the year ended October 31, 2022, $100,000 was received (through October 31, 2021 - $600,000). The PBIC Note was to mature on December 15, 2022, with payments commencing January 15, 2022, and continuing through and including December 15, 2022. The terms required the Company to make certain participation payments to the lender based on a percentage monthly sales of cannabis flower sold from the Company’s Harvest (sun-grown A-flower 2021 harvest), less 15% of such amount to account for costs of sales. The percentage was determined by dividing 2,000 by the total volume of pounds of the Harvest, proportionate to principal proceeds. A portion of these payments were to be used to pay down the outstanding principal on a monthly basis. The PBIC Note would have automatically terminated when the full amount of any outstanding principal plus the applicable participation payments were paid prior to the maturity date. Should the participation payments have fully repaid the principal amount prior to the maturity date then the PBIC Note would have automatically terminated. The PBIC Note bore no stated rate of interest, and in the event of default, would have born interest at 15% per annum. The PBIC Note was reported at amortized cost using an effective interest rate of approximately 1.9%.

On June 20, 2022, the Company announced the settlement of the PBIC Note, which had a principal balance owing of $700,000. The Company agreed to transfer its PBIC Shares (the Company’s ownership of 2,362,204 common shares of PBIC), to the Creditor (2766923 Ontario Inc.), to which PBIC sold and assigned the PBIC Note. In exchange, the Creditor provided forgiveness and settlement of all amounts owing in connection with the PBIC Note. The Company reported a gain on debt settlement of $449,684 as a result of the settlement.

10.3	10% Note Payable Owed by Golden Harvests with Original Principal Amount of $250,000

On May 1, 2021, the Company assumed a note payable owed by Golden Harvests (Note 5) with a carrying value of $227,056. The note is for a principal amount of $250,000, interest paid monthly at 10% per annum, and a maturity date of January 14, 2024. After the maturity date, additional interest payments are due quarterly, at amounts that cause total interest paid over the life of the debt to equal $250,000. The note is reported at amortized cost using an effective interest rate of approximately 33%. During the transition period ended December 31, 2023, the Company made principal payments of $4,167 (years ended October 31, 2023, and 2022 - $25,000 each).

10.4	10% Note Payable Owed by GR Distribution with Original Principal Amount of $250,000

On January 27, 2021, debt was issued by GR Distribution with a principal amount of $250,000, interest paid monthly at 10% per annum, and a maturity date of January 27, 2024. After the maturity date, additional interest payments are due quarterly, at amounts that cause total interest paid over the life of the debt to equal $250,000. The note is reported at amortized cost using an effective interest rate of approximately 27%. During the transition period ended December 31, 2023, the Company made principal payments of $4,167 (years ended October 31, 2023, and 2022 - $25,000 each).

10.5	10% Note Payable Owed by GR Gardens with Original Principal Amount of $150,000 (SETTLED)

On December 2, 2020, debt was issued by GR Gardens with a principal amount of $150,000, interest accrued at 10% per annum, and a maturity date of December 31, 2021. Interest and principal are payable upon maturity. The maturity date was extended by six-months for a fee of $1,000 per $10,000 of principal extended, which was $75,000. The balance was fully paid during the year ended October 31, 2022.

10.6	10% Note Payable Owed by GR Distribution with Original Principal Amount of $125,000

On November 23, 2020, debt was issued by GR Distribution with a principal amount of $125,000, interest paid monthly at 10% per annum, and a maturity date of November 23, 2023. After the maturity date, additional interest payments are due quarterly, at amounts that cause total interest paid over the life of the debt to equal $125,000. The note is reported at amortized cost using an effective interest rate of approximately 27%. During the transition period ended December 31, 2023, the Company made principal payments of $125,000 (years ended October 31, 2023, and 2022 - $12,500 each).

10.7	0% Stated Rate Note Payable by Canopy with Original Principal Amount of $60,000 and Royalty Payments to Lenders

On March 20, 2020, debt with a principal amount of $600,000 was received under a secured debt investment of $600,000. It carries a two-year term, with monthly payments of principal commencing June 15, 2020, and with payments calculated at 1% of cash sales receipts of Golden Harvests. Once the principal is repaid, each investor receives a monthly royalty of 1% per $100,000 invested of cash receipts for sales by Golden Harvests. The royalty commenced in December 2021, at which time principal was repaid, and is payable monthly a period of two years. The royalty maximum is two times the amount of principal invested, and the royalty minimum is equal to the principal loaned. The Company has the right, but not the obligation, to terminate royalty payments from any lender by paying an amount equal to the original principal invested by such lender. The debt is reported at the carrying value of the probability-weighted estimated future cash flows of all payments under the agreement at amortized cost using the effective interest method, at an effective interest rate of approximately 73%. A portion of this debt is due to related parties (Note 17.4). During the years ended October 31, 2023, and 2022, the Company made principal payments of $669,330 and $520,303, respectively. During the transition period ended December 31, 2023, the balance was fully paid.

10.8	Accrued Interest Payable

Accrued interest payable on long-term debt at December 31, 2023 was $Nil (October 31, 2023 and 2022 - $Nil).

10.	LONG-TERM DEBT

Transactions related to the Company’s long-term debt for the nine months ended September 30, 2024, and the two months ended December 31, 2023, include the following:

	Note
Movement in long-term debt	10.1	10.2	10.3	10.4	10.5	10.6	10.7	Total $
Balance – October 31, 2023	350,000	375,095	385,762	197,597	80,063	-	-	1,388,517
Interest accretion	-	18,355	15,418	3,811	4,769	-	-	42,353
Debt and interest payments	(350,000)	(4,167)	(4,167)	(125,000)	(84,832)	-	-	(568,166)
Balance – December 31, 2023	-	389,283	397,013	76,408	-	-	-	862,704
Additions to debt	-	-	-	-	-	1,285,000	662,251	1,947,251
Interest accretion	-	28,867	37,300	10,644	-	63,289	61,150	201,250
Debt and interest payments	-	(339,584)	(352,952)	(66,484)	-	(94,229)	(57,352)	(910,601)
Balance – September 30, 2024	-	78,566	81,361	20,567	-	1,254,060	666,049	2,100,603
Current portion	-	78,566	81,361	20,567	-	144,426	233,595	558,515
Non-current portion	-	-	-	-	-	1,109,634	432,454	1,542,088

	Note
Undiscounted future payments at:	10.1	10.2	10.3	10.4	10.5	10.6	10.7	Total $
December 31, 2023	-	427,083	428,824	88,298	-	-	-	944,205
September 30, 2024	-	87,500	86,287	65,442	-	1,421,542	820,638	2,481,409
Current portion	-	87,500	86,287	65,442	-	224,782	328,255	792,266
Non-current portion	-	-	-	-	-	1,196,760	492,383	1,689,143

10.1	12.5% Note Payable Owed by GR Distribution to HSCP with Original Principal Amount of $1,250,000

On April 14, 2022, the Company purchased indoor growing assets from HSCP (Note 6.1). Purchase consideration included a secured promissory note payable with a principal sum of $1,250,000, of which $500,000 was due on August 1, 2022 and $750,000 was due on May 1, 2023, before amendment of the agreement, which is described below. Collateral for the secured promissory note payable is comprised of the assets purchased.

On August 1, 2022, the terms of the secured promissory note between GR Distribution and HSCP, were amended. As amended, the secured promissory note will be fully settled by two principal amounts of $500,000 and $750,000 due on May 1, 2023. Beginning on August 1, 2022, and continuing until repaid in full, the unpaid portion of the first principal amount will accrue simple interest at a rate per annum of 12.5%, payable monthly. In the event the Company raises capital, principal payments shall be made as follows. If the capital raise is less than or equal to $2 million, then 25% of the capital raise shall be paid against the principal payment of $500,000 due to HSCP on May 1, 2023 (“First Principal Payment”); if the capital raise is greater than $2 million and less than or equal to $3 million, then $250,000 shall be paid against the First Principal Payment; and if the capital raise is greater than $3 million, then $500,000 shall be paid against the First Principal Payment.

On May 1, 2023, the terms of the secured promissory note were amended for a second. Under the second amendment, the secured promissory note will be fully settled in two principal amounts. On May 1, 2023, the $500,000 principal payment plus all accrued but unpaid interest under the first amendment was due and payable. The remaining principal balance of $500,000, which bore no interest, was due and payable as follows: $150,000 due and payable on August 1, 2023; $150,000 due and payable on November 1, 2023; and $200,000 due and payable on December 31, 2023. The balance was fully paid during the two months ended December 31, 2023.

10.2	10% Note Payable Owed by Golden Harvests with Original Principal Amount of $250,000

On May 1, 2021, the Company assumed a note payable owed by Golden Harvests (Note 5.2) with a carrying value of $227,056. The note is for a principal amount of $250,000, interest paid monthly at 10% per annum, and a maturity date of January 14, 2024. After the maturity date, additional interest payments are due quarterly, at amounts that cause total interest paid over the life of the debt to equal $250,000. The note is reported at amortized cost using an effective interest rate of approximately 33%. During the nine months ended September 30, 2024, and the two months ended December 31, 2023, the Company made principal and interest payments of $339,584 and $4,167 respectively.

10.3	10% Note Payable Owed by GR Distribution with Original Principal Amount of $250,000

On January 27, 2021, debt was issued by GR Distribution with a principal amount of $250,000, interest paid monthly at 10% per annum, and a maturity date of January 27, 2024. After the maturity date, additional interest payments are due quarterly, at amounts that cause total interest paid over the life of the debt to equal $250,000. The note is reported at amortized cost using an effective interest rate of approximately 27%. During the nine months ended September 30, 2024, and the two months ended December 31, 2023, the Company made principal and interest payments of $352,953 and $4,167 respectively.

10.4	10% Note Payable Owed by GR Distribution with Original Principal Amount of $125,000

On November 23, 2020, debt was issued by GR Distribution with a principal amount of $125,000, interest paid monthly at 10% per annum, and a maturity date of November 23, 2023. After the maturity date, additional interest payments are due quarterly, at amounts that cause total interest paid over the life of the debt to equal $125,000. The note is reported at amortized cost using an effective interest rate of approximately 27%. During the nine months ended September 30, 2024, and the two months ended December 31, 2023, the Company made principal and interest payments of $66,484 and $125,000, respectively.

10.5	0% Stated Rate Note Payable Owed by Canopy with Original Principal Amount of $600,000 and Royalty Payments to Lenders

On March 20, 2020, debt with a principal amount of $600,000 was received under a secured debt investment of $600,000. It carries a two-year term, with monthly payments of principal commencing June 15, 2020, and with payments calculated at 1% of cash sales receipts of Golden Harvests. Once the principal is repaid, each investor receives a monthly royalty of 1% per $100,000 invested of cash receipts for sales by Golden Harvests. The royalty commenced in December 2021, at which time principal was repaid, and is payable monthly for a period of two years. The royalty maximum is two times the amount of principal invested, and the royalty minimum is equal to the principal loaned. The Company has the right, but not the obligation, to terminate royalty payments from any lender by paying an amount equal to the original principal invested by such a lender. The debt is reported at the carrying value of the probability-weighted estimated future cash flows of all payments under the agreement at amortized cost using the effective interest method, at an effective interest rate of approximately 73%. A portion of this debt is due to related parties (Note 17.5). During the two months ended December 31, 2023, the balance was fully paid.

10.6	Note Payable Owed by GRU Properties, LLC with Original Principal Amount of $1,285,000

On January 12, 2024, debt with a principal amount of $1,285,000 was received, secured by deed of trust of $1,285,000. Interest is paid at the higher of 5% or the London Interbank Offered Rate (‘LIBOR”) for the first twelve months. For the thirteenth month to the twenty-fourth month, interest is paid at the higher of 6% or the LIBOR and for twenty-fifth month to the thirty-sixth month, interest is paid at the higher of 7% or the LIBOR. Interest is paid at the end of the month in arrears and is computed based on a 30-day month and has a maturity date of December 1, 2027. The note is reported at amortized cost using an effective rate of approximately 7.2%. During the nine months ended September 30, 2024, the Company made principal and interest payments of $94,229.

10.7	Note Payable Owed by ABCO Gardens State, LLC, with Original Principal Limit Amount of $1,100,000

On March 15, 2024, GR Unlimited guaranteed a note payable owed by ABCO Gardens State, LLC, with an original principal limit amount of $1,100,000. The note allows the Company to borrow any amount which is more than $150,000 but less than the loan limit of $1,100,000. All advances in aggregate should not exceed the loan limit of $1,100,000. Each advance will be subjected to a 1.55% origination fee payable to the lender at the time of the advance, which can be deducted from the advance. Interest is paid at 17.32% per annum and each advance has a maturity date of 3 years after the effective date of the advance. Interest only will be payable on the 15th of the next month following the effective date of the advance and continuing for six months. At any time after the Company has paid twelve months’ worth of interest, the Company may repay the note in full following written notice to the lender. The principal and interest payments for the note payable are to be made by GR Unlimited, in which the principal loan balance has been added to the ABCO Promissory Note and is considered an advance issued by GR Unlimited. During the nine months ended September 30, 2024, the Company made principal and interest payments of $57,352.

10.8	Accrued Interest Payable

Accrued interest payable on long-term debt at September 30, 2024, was $nil (December 31, 2023 - $nil ).